Other Receivables And Prepaid Expenses	12 Months Ended
Dec. 31, 2024
Prepaid Expense and Other Assets [Abstract]
Other Receivables And Prepaid Expenses	OTHER RECEIVABLES AND PREPAID EXPENSES
The following table presents the components of other receivables and prepaid expenses as of December 31, 2024 and 2023.

	December 31, 2024	December 31, 2023
Prepaid expenses	$106,406	$96,505
Government institutions	92,993	87,864
Derivative instruments	82,605	36,070
Premises evacuation building input index receivable (1)	19,995	—
Cost to obtain	15,131	20,141
Prepaid IT support services	8,959	8,424
Prepaid insurance	7,315	5,938
Other receivables	38,514	30,410
Total	$371,918	$285,352

(1)    During 2019, the Company sold the premises evacuation receivable to an Israeli bank and is still entitled to receive building inputs index adjustments on the base premises evacuation receivable, which is recorded as a financial asset measured at fair value (see Note 1D(4)).